Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business combinations [Abstract]
Schedule of Fair Value of the Identifiable Assets and Liabilities	The fair value of Shine Prosperity and its subsidiary is shown below.
Fair Value
Cash	$73,516
Intangible assets	270,795
Total assets	344,311
Other payable-related parties	(117,034)
Accrued expenses and other liabilities	(3,994)
Deferred revenue	(30,046)
Total liabilities	(151,074)
Net assets acquired	$193,237

Schedule of Results of Operations	The following table summarizes the results of operations for the year ended December 31, 2024 (on an unaudited pro forma basis):
	For the Year Ended December 31, 2024 (Unaudited)
	The Company	Shine Prosperity and its subsidiary	Adjustment for Business Combination	Pro Forma Combined
Revenue:
Management consulting services	$594,878	$—	$—	$594,878
Management consulting services-related parties	779,840	—	—	779,840
Fund subscription revenue	637,777	—	—	637,777
Fund management revenue	16,774	—	—	16,774
Advisory revenue	—	5,143	—	5,143
Total revenues	2,029,269	5,143	—	2,034,412

Operating expenses:
Staff costs and employee benefits	(675,932)	(186,324)	—	(862,256)
Rental and office expenses	(265,134)	(13,624)	—	(278,758)
Professional fees	(80,650)	(58,658)	—	(139,308)
Depreciation	(8,575)	—	—	(8,575)
Other administrative expenses	(16,338)	(2,365)	—	(18,703)
Total operating expenses	(1,046,629)	(260,971)	—	(1,307,600)
Income (Loss) from operations	982,640	(255,828)	—	726,812

Other income (expense)
Interest income	1,097	441	—	1,538
Gain on short-term investment	3,423	—	—	3,423
Total other income (expenses), net	4,520	441	—	4,961
Income (Loss) before income taxes	987,160	(255,387)	—	731,773
Income tax expenses	120,391	—	—	120,391
Net income (loss)	866,769	(255,387)	—	611,382

Schedule of Other Comprehensive Income
	For the Year Ended December 31, 2024 (Unaudited)
	The Company	Shine Prosperity and its subsidiary	Adjustment for Business Combination	Pro Forma Combined
Other comprehensive income
Foreign currency translation adjustment	(312)	(272)	—	(584)
Comprehensive loss	$866,457	$(255,659)	$—	$610,798

Weighted average number of ordinary shares outstanding
Basic and diluted*				4,003,534

Earnings per share				$0.15